Significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2021 $ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 $ / € د.إ / €	Dec. 31, 2021 $ / € ₨ / €	Dec. 31, 2021 $ / € SFr / €	Dec. 31, 2021 дин / € $ / €	Dec. 31, 2021 $ / € D	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / € د.إ / €	Dec. 31, 2020 ₨ / € $ / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 د.إ / € $ / €	Dec. 31, 2019 ₨ / € $ / €	Dec. 31, 2021 د.إ / €	Dec. 31, 2021 ₨ / €	Dec. 31, 2021 SFr / €	Dec. 31, 2021 дин / €	Dec. 31, 2020 د.إ / €	Dec. 31, 2020 ₨ / €	Dec. 31, 2019 د.إ / €	Dec. 31, 2019 ₨ / €
Foreign currency and currency translation
Average rate		1.1304	4.1500	85.1761	1.0814	117.3909		1.1412	4.2091	84.5737	1.1191	4.0985	78.7980
Closing rate	1.1326	1.1326	1.1326	1.1326	1.1326	1.1326	1.1326	1.2271	1.2271	1.2271	1.1234	1.1234	1.1234	4.1654	84.2292	1.0331	117.2747	4.5045	89.6605	4.0795	80.1870
Financial instruments
Number of days past due, to consider a financial asset as default							360
Buildings
Property, plant and equipment
Estimated useful life of property, plant and equipment	33 years
Leases
Estimated useful life of right-of-use assets	33 years
Offices | Minimum
Leases
Estimated useful life of right-of-use assets	4 years
Offices | Maximum
Leases
Estimated useful life of right-of-use assets	12 years
Other property, plant and equipment | Minimum
Property, plant and equipment
Estimated useful life of property, plant and equipment	2 years
Leases
Estimated useful life of right-of-use assets	2 years
Other property, plant and equipment | Maximum
Property, plant and equipment
Estimated useful life of property, plant and equipment	15 years
Leases
Estimated useful life of right-of-use assets	15 years
Software, patents and trademarks | Minimum
Intangible assets
Estimated useful lives	3 years
Software, patents and trademarks | Maximum
Intangible assets
Estimated useful lives	7 years
Corona Test Portal
Intangible assets
Estimated useful lives	2 years
Capitalized development costs
Intangible assets
Estimated useful lives	7 years